Note 20 - DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
DISCONTINUED OPERATIONS

The Company entered into an agreement to dispose its 51% equity interest in the SPFO joint venture to a group of investors in exchange for a total cash consideration of RMB18.5 million (approximately $2.9 million), effective upon the directors’ approval on September 7, 2011. The purpose of the disposal is to focus on the Company’s core wire and cable business that are more profitable by divesting its non-core fiber-optics cable, for which the market in China has been very competitive. The share transfer was completed on December 1, 2011, consequently, the Company’s deconsolidated SPFO effective December 1, 2011. The Company recognized $1,962 gain on disposal of a subsidiary in consolidated statement of operations.

SPFO was consolidated prior to its disposal and it met the criteria for reporting as discontinued operations. Therefore, the results of operations of SPFO and the gain of the disposal have been classified as “Income from operations of discontinued SPFO” in the consolidated statement of operations for the year ended December 31, 2011 and prior periods' amounts have been reclassified accordingly.

         Results from discontinued operations related to SPFO for the year ended December 31, 2010 and period from January 1, 2011 to November 30, 2011 are as follows:

	Year ended December 31, 2010	Period ended November 30, 2011

Net sales	$ 22,736	$ 30,210
Cost of sales	(18,072)	(25,111)
Gross profit	4,664	5,099
Selling, general and administrative expenses	(3,545)	(4,809)
Recovery of doubtful accounts	377	68
Income from discontinued operations	1,496	358
Exchange gain, net	-	-
Interest income	110	129
Interest expenses	(1,197)	(1,336)
Other income (expenses)	37	(38)
Income (loss) before income tax	446	(887)
Gain on disposal of SPFO	-	1,962
Income from operations of discontinued SPFO	446	1,075
Income tax	(450)	(229)
Net (loss) income of discontinued operations	$ (4)	$ 846
Net loss attributable to noncontrolling interests	(2)	(547)
Net (loss) income attributable to APWC shareholders	$ (2)	$ 1,393

             The transactions undertaken with related parties are summarized as follows:

	Year ended December 31, 2010	Period ended November 30, 2011

Purchases of goods from Shandong Yanggu	17	317
Sales to Shandong Yanggu	96	536
Sales to SPRC	160	157
Interest expense paid to Shandong Yanggu	63	–
Management fee paid to Shandong Yanggu	–	387